STATEMENTS OF CHANGES IN STOCKHOLDERS’ EQUITY (DEFICIENCY) (Parenthetical) (USD $)	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]
Issuance Of Common Stock In October And November 2011		$ 0.61
Issuance Of Common Stock In December 2011		$ 0.62
Issuance Of Common Stock In February And March 2012				$ 0.63
Issuance Of Common Stock And Warrants In August 2012				$ 1.00
Issuance Of Common Stock In September And October 2012				$ 1.50
Issuance Of Common Stock And Warrants In February And June 2013			$ 1.00
Issuance Of Common Stock And Warrants In April And May 2013			$ 2.50
Issuance Of Common Stock And Warrants In February 2014	$ 0.55